Uncertainty due to COVID-19	12 Months Ended
Dec. 31, 2021
Uncertainty due to COVID-19
Uncertainty due to COVID-19

19.Uncertainty due to COVID-19

The recent novel coronavirus (COVID-19) pandemic has impacted and could further impact our expected timelines, operations, and the operations of our third-party suppliers, manufacturers, and CROs as a result of quarantines, facility closures, travel and logistics restrictions, and other limitations in connection with the outbreak. While we expect this to be temporary, there is uncertainty around its duration and its broader impact. The Corporation had not experienced any adverse material affects as at December 31, 2021.